Dividends (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of dividends [Abstract]
Disclosure of Detailed Information About Dividends Explanatory
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Australian franking credits available for subsequent financial years at a tax rate of 30%	3,995	3,995
New Zealand imputation credits available for subsequent financial years at a tax rate of 28%	236	236